SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18 – SUBSEQUENT EVENTS

On September 5, 2025, the Company’s wholly owned subsidiary, 13995291 Canada Inc., entered into a Cooperation Development Agreement with CHANG MANGKORE GROUP SDN BHD.

On September 18, 2025, a cooperation agreement was signed with Qianxin Bocheng (Jiangsu) Technology Development Co., Ltd. for high-end medical aesthetics projects, market expansion, and capital investment, strategically supporting the growth of emerging industries.

On September 20, 2025, a cooperation agreement was signed with Alto Plus Ltd. for AI education in entrepreneurship education, youth financial literacy education, and arts education. This initiative promotes the application of artificial intelligence in traditional education sectors, enhancing educational value and quality.

On September 5, 2025, a cooperation agreement was signed with Jiangsu Yike Regenerative Medicine Technology Co., Ltd. to establish an exclusive partnership in high-end medical aesthetics and cellular repair technologies. This collaboration provides the Company with world-class patented medical aesthetics products and cellular repair technologies, jointly building an internationally renowned brand for high-end medical aesthetics and cellular repair applications.

On October 10, 2025, a partnership was established with Anhui WeiKang KangLing Medical Technology Co., Ltd. to jointly build Canada's first “Anti-Aging and High-End Medical Aesthetics International Wellness Center” in Toronto.

The Cooperation Agreement stipulates the following: Anhui Weikang Kangling Medical Technology Co., Ltd. shall pay a fixed monthly cooperation fee of USD 1,000,000 to the Company and is entitled to a 10% share of the annual profits. In addition, Anhui Weikang Kangling Medical Technology Co., Ltd. shall make a one-time payment of USD 30,000,000 as a security deposit to the Company on or before February 25, 2026, which shall be earmarked for repaying the loan owed to Bank of China.

On October 20, 2025, the Company signed an Equity Financing Agreement with Hong Kong Zhaoxu Capital, intending to raise USD 6,000,000 in equity financing, to be used for the Company’s development and operations.

On November 5, 2025, the Company signed a Debt-to-Equity Conversion Agreement with UP Street Limited, intending to raise USD 1,000,000 in financing, to be used for the Company’s development and operations.

On November 17, 2025, the Company signed an Equity Financing Agreement with SGCI Hong Kong Limited, intending to raise USD 5,000,000 in equity financing, to be used for the Company’s development and operations.

On December 13, 2025, the Company signed a Loan Agreement with LEONITE FUND 1, LP, intending to borrow CAD 40,000,000, to be used for the repayment of the loan from Bank of China.